DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total Revenues	$ 8,797,000	$ 15,801,000	$ 18,037,000	$ 34,650,000	$ 52,015,000	$ 42,120,000
Cost of Goods Sold	4,197,000	7,714,000	8,742,000	20,450,000	35,118,000	31,101,000
Gross Profit	4,600,000	8,087,000	9,295,000	14,200,000	16,897,000	11,019,000
Selling, General & Administrative Expenses	8,071,000	18,160,000	13,668,000	36,091,000	54,156,000	46,314,000
Income from Operations			(1,032,000)	(75,665,000)	(192,850,000)	(42,065,000)
Interest Expense, Net	(187,000)	(438,000)	(1,211,000)	(2,204,000)	(4,173,000)	(1,775,000)
Other Income	165,000	755,000	2,135,000	159,000	(1,871,000)	(2,847,000)
Net Income from Discontinued Operations	$ 0	1,419,000	$ 0	3,349,000	4,194,000	10,190,000
Discontinued Operations [Member]
Total Revenues		1,948,000		6,833,000	9,257,000	18,453,000
Cost of Goods Sold		1,549,000		3,648,000	5,299,000	12,292,000
Gross Profit		399,000		3,185,000	3,958,000	6,161,000
Selling, General & Administrative Expenses		1,137,000		3,608,000	4,532,000	8,466,000
Gain on Sale of Assets		(2,047,000)		(3,728,000)	4,752,000	6,583,000
Income from Operations		1,309,000		3,305,000	4,178,000	4,278,000
Interest Expense, Net		(6,000)		(6,000)	(11,000)	(977,000)
Other Income		21,000		50,000	27,000	7,806,000
Income from Discontinued Operations Before Provision for Income Taxes		1,324,000		3,349,000	4,194,000	11,107,000
Provision for Income Tax for Discontinued Operations		(95,000)		0	0	(917,000)
Income Tax Expense		95,000		0	0	917,000
Net Income from Discontinued Operations		$ 1,419,000		$ 3,349,000	$ 4,194,000	$ 10,190,000
Income from Discontinued Operations per Common Share Attributable to Unrivaled Brands, Inc. Common Stockholders - Basic And Diluted		$ 0		$ 0.01	$ 0.01	$ 0.03